Leases	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Leases
9.
Leases

During the year, the Company reassessed its extension option on a lease, which resulted in the modification of the lease liability of $560 and right-of-use asset of $477. Information about leases for which the Company is a lessee is presented below:

Amount recognized in the consolidated statements of financial position:

(i) Right-of-use assets and lease liabilities

The right-of-use assets are included in the investment in sublease on the statement of financial position. Set out below are the carrying amounts of the Company’s right-of-use assets and lease liabilities recognized and the movements during the year ended December 31, 2024 and 2023:

	Right-of-use assets	Lease liabilities
Balance, as at December 31, 2022	2,622	3,280
Impairment	(669)	—
Transfers	(979)	—
Depreciation	(304)	—
Interest expense	—	178
Payments	—	(749)
Balance, as at December 31, 2023	670	2,709
Modification of lease	(477)	(560)
Depreciation	(109)	—
Interest expense	—	140
Payments	—	(748)
Balance, as at December 31, 2024	84	1,541

(ii) Investment in Sublease, net

	As at
	December 31, 2024	December 31, 2023
Balance, as at December 31, 2023	1,228	—
Transfers	—	979
Additions	—	191
Interest accretion	142	71
Payments from sublessor	(381)	(13)
Balance, as at December 31, 2024	989	1,228

Amount recognized in the consolidated statements of operations and comprehensive income (loss):

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Depreciation of right-of-use assets	107	304	730
Interest expense on lease liabilities	140	178	212
Expenses relating to short term leases	508	449	478
Impairment	—	669	78
Variable lease payments	123	429	505
Total	878	2,029	2,003

Depreciation of right-of-use assets is included in depreciation and amortization expense. Interest expense related to lease liabilities is included in debenture and other financing expense.

The Company in its cash flow has classified cash payment related to principal portion of $608 (December 31, 2023 – $571) of lease payments as financing activities and cash payments related to interest portion of $140 (December 31, 2023 – $178) as operating activities.